GOODWILL (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure Goodwill Abstract
Balance, beginning of period	$ 43,324	$ 43,324
Tarus goodwill	140
Balance, end of period	$ 43,464	$ 43,324